CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest capitalized	$ 16,146,000	$ 8,113,000	$ 6,539,000
Tax liability paid to AIG	1,700,000	58,500,000	10,100,000
Rentals received in advance reclassified from Security deposits, overhaul rentals and other customer deposits to Accrued interest and other payables	278,076,000
Straight-line lease adjustments reclassified from Security deposits, overhaul rentals and other customer deposits to Lease receivable and other assets	175,761,000
Flight equipment under operating leases reclassified upon designation to part-out	177,230,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out	176,719,000	880,000	60,780,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out, amount charged to income	511,000
Amount of flight equipment under operating leases reclassified to net investment in finance and sale-type leases	68,636,000
Deposits on flight equipment purchases reclassified to Net investment in finance and sale-type leases	4,792,000
Accrued interest and other assets reclassified to Net investment in finance and sale-type leases	(4,733,000)
Net investment in finance and sale-type leases to which flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets reclassified	69,266,000
Amount charged to income pursuant to reclassification of flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets to net investment in finance and sale-type leases	571,000
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met		76,438,000
Flight equipment held for sale reclassified when held for sale classification no longer met		78,673,000
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income		2,235,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	71,229,000	63,502,000	36,799,000
Flight equipment under operating leases transferred to Flight equipment held for sale	50,848,000		2,236,055,000
Flight equipment under operating leases transferred to Flight equipment held for sale and subsequently sold			1,992,507,000
Flight equipment under operating leases reclassified to Retained earnings to record a transfer of corporate aircraft to AIG	37,245,000
Security deposits, overhaul rentals and other customer deposits reclassified to other receivables and recorded in income	60,051,000
Amount of security deposits, overhaul rentals and other customer deposits reclassified to other receivables	11,529,000
Amount of security deposits, overhaul rentals and other customer deposits recorded in income	48,522,000
Paid-in capital reclassified to Other assets to reflect a contribution of a corporate aircraft from AIG	25,901,000
Net investment in finance leases transferred to Flight equipment under operating leases	20,819,000		192,161,000
Flight equipment under operating leases received from customer in lieu of rent payments		5,500,000
Flight equipment under operating leases reclassified		43,766,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases		24,258,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases, amount recognized in income		19,508,000
Notes receivable received as partial payment for flight equipment sold	15,117,000
Flight equipment sold, net book value	166,736,000
Number of aircraft converted into sales-type leases			2
Aircraft net book values converted			66,581,000
Aircraft net book values converted into sales-type leases, aggregate amount			30,230,000
Aircraft net book values converted into sales-type leases, amount charged to income			36,351,000
Proceeds receivable from loss of aircraft			$ 10,400,000
Number of aircraft with loss			2